GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Feb. 02, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

Goodwill

The following table presents goodwill allocated to the Company's business segments as of February 2, 2018 and February 3, 2017 and changes in the carrying amount of goodwill for the respective periods:

	Infrastructure Solutions Group (a)	Client Solutions Group	VMware	Other Businesses (b)	Total
	(in millions)
Balances as of January 29, 2016	$3,907	$4,428	$—	$71	$8,406
Goodwill acquired	12,872	—	15,070	3,597	31,539
Impact of foreign currency translation	(169)	—	—	(32)	(201)
Goodwill divested	(834)	—	—	—	(834)
Other adjustments	(169)	(191)	—	360	—
Balances as of February 3, 2017	15,607	4,237	15,070	3,996	38,910
Goodwill acquired	—	—	565	9	574
Impact of foreign currency translation	359	—	—	90	449
Goodwill divested	(13)	—	—	—	(13)
Balances as of February 2, 2018	$15,953	$4,237	$15,635	$4,095	$39,920
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(a)
Infrastructure Solutions Group is composed of the Core Storage, Servers, and Networking goodwill reporting unit and the Virtustream goodwill reporting unit. During the three months ended May 4, 2018, the Company made certain segment reporting changes not reflected above, which included the movement of the results of Virtustream from the Infrastructure Solutions Group segment to Other businesses. Accordingly, the amount of goodwill attributable to Virtustream of approximately $396 million was reclassified to Other businesses during the three months ended May 4, 2018 to align with these reporting changes.

(b)	Other Businesses consists of offerings by Pivotal, SecureWorks, RSA Security, and Boomi.

Goodwill and indefinite-lived intangible assets are tested for impairment annually during the third fiscal quarter and whenever events or circumstances may indicate that an impairment has occurred. Based on the results of the annual impairment test, which was a quantitative test for certain goodwill reporting units and a qualitative test for others, no impairment of goodwill or indefinite-lived intangible assets existed for any reporting unit as of November 3, 2017. As a result of this analysis, it was determined that the excess of fair value over carrying amount was greater than 20% for all of the Company's existing goodwill reporting units as of November 3, 2017, with the exception of the Core Storage, Servers, and Networking goodwill reporting unit within the Infrastructure Solutions Group segment, which had an excess of fair value over carrying amount of 18% as of such date. Management will continue to monitor the Core Storage, Servers, and Networking goodwill reporting unit and consider potential impacts to the impairment assessment. Further, the Company did not have any accumulated goodwill impairment charges as of February 2, 2018.

Management exercised significant judgment related to the above assessment, including the identification of goodwill reporting units, assignment of assets and liabilities to goodwill reporting units, assignment of goodwill to reporting units, and determination of the fair value of each goodwill reporting unit. The fair value of each goodwill reporting unit is generally estimated using a combination of public company multiples and discounted cash flow methodologies. This analysis requires significant judgment, including estimation of future cash flows, which is dependent on internal forecasts, the estimation of the long-term growth rate of the Company's business, and the determination of the Company's weighted average cost of capital. Changes in these estimates and assumptions could materially affect the fair value of the goodwill reporting unit, potentially resulting in a non-cash impairment charge.

Intangible Assets

The Company's intangible assets as of February 2, 2018 and February 3, 2017 were as follows:

	February 2, 2018			February 3, 2017
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Customer relationships	$22,764	$(8,637)	$14,127	$22,708	$(5,552)	$17,156
Developed technology	15,586	(6,196)	9,390	14,569	(2,510)	12,059
Trade names	1,277	(407)	870	1,268	(201)	1,067
Leasehold assets (liabilities)	128	(6)	122	128	(1)	127
Definite-lived intangible assets	39,755	(15,246)	24,509	38,673	(8,264)	30,409
In-process research and development	—	—	—	890	—	890
Indefinite-lived trade names	3,756	—	3,756	3,754	—	3,754
Total intangible assets	$43,511	$(15,246)	$28,265	$43,317	$(8,264)	$35,053

Amortization expense related to definite-lived intangible assets was approximately $7.0 billion and $3.7 billion for the fiscal years ended February 2, 2018 and February 3, 2017, respectively. The amortization expense for the fiscal year ended February 2, 2018 was primarily related to the intangible assets acquired in the EMC merger transaction. There were no material impairment charges related to intangible assets during the fiscal years ended February 2, 2018 and February 3, 2017.

Estimated future annual pre-tax amortization expense of definite-lived intangible assets as of February 2, 2018 over the next five fiscal years and thereafter is as follows:

Fiscal Years	(in millions)
2019	$6,083
2020	4,297
2021	3,356
2022	2,638
2023	1,754
Thereafter	6,381
Total	$24,509